Schedule I Condensed financial information of parent company (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
General and administrative expenses	$ (78,146)	$ (61,774)	$ (67,008)
Loss from operations	(62,162)	(41,705)	(96,393)
Interest income	6,686	4,348	3,440
Other income	64	767	767
Equity in earnings (loss) of subsidiaries	44	(10)	(211)
Benefit from income taxes	6,131	(99)	(9,388)
Net loss	(89,871)	(76,800)	(132,752)
Parent company
Operating expenses:
General and administrative expenses	(3,824)	(2,362)	(1,869)
Total operating expenses	(3,824)	(2,362)	(1,869)
Loss from operations	(3,824)	(2,362)	(1,869)
Interest income	670	1,236	3,332
Other income	64	767	767
Equity in earnings (loss) of subsidiaries	(74,836)	(43,376)	(76,291)
Net loss before provision for income taxes	(77,926)	(43,735)	(74,061)
Benefit from income taxes	(67)	(124)	(262)
Net loss	$ (77,993)	$ (43,859)	$ (74,323)